Derivative Liabilities	12 Months Ended
Jun. 30, 2025
Derivative Liabilities

15.	Derivative Liabilities

The changes to the derivative liabilities are as follows:

$
Balance, June 30, 2022	286,997
Fair value of derivative liabilities on date of issuance	1,388,790
Fair value changes of derivative liability – Finders’ Warrants	92,028
Fair value changes of derivative liability – Incentive Warrants	(7,952)
Fair value changes of derivative liability – Settlement Warrants	162,383
Balance, June 30, 2023	1,922,246
Fair value of derivative liabilities on date of issuance	2,333,515
Fair value changes of derivative liability – Finders’ Warrants	(333,740)
Fair value changes of derivative liability – Incentive Warrants	(389,790)
Fair value changes of derivative liability – Settlement Warrants	(949,817)
Fair value changes of derivative liability – Agents’ Warrants	(84,460)
Fair value changes of derivative liability – Performance Warrants	(170,685)
Fair value changes of derivative liability – 2024 Settlement Warrants	(453,687)
Disposal of 2024 Settlement Warrants	(1,568,557)
Balance, June 30, 2024	305,025
Fair value of derivative liabilities on date of issuance	129,440
Fair value changes of derivative liability – Finders’ Warrants	(38,060)
Fair value changes of derivative liability – Incentive Warrants	(11,754)
Fair value changes of derivative liability – Settlement Warrants	(160,622)
Fair value changes of derivative liability – Agents’ Warrants	(37,803)
Fair value changes of derivative liability – Performance Warrants	(946)
Fair value changes of derivative liability – Octagon Warrants	(73,367)
Balance, June 30, 2025	111,913

IPO Finders’ Warrants

In connection with the IPO which closed on November 23, 2021, the Company issued 14,154 finders’ warrants (each a “Finders’ Warrant”) exercisable at USD $121.875 before November 19, 2026. The fair value of these Finders’ Warrants was estimated at $1,237,681 using the Black-Scholes valuation model (“Black-Scholes”) with the following assumptions: expected volatility of 100% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 1.58%, and an expected life of five years.

As at June 30, 2025, the derivative liability related to the Finders’ Warrants was measured at a fair value of $7,224 (2024 - $45,285; 2023 – $379,025) using Black-Scholes with the following assumptions: share price of USD $3.620, exercise price of USD $121.875, expected volatility of 161.90% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 2.60% and an estimated remaining life of 1.39 years.

During the year ended June 30, 2025, the Company recorded a fair value gain of $38,060 on the derivative liability related to the Finders’ Warrants (2024 – fair value gain of $333,740; 2023 – fair value loss of $92,028).

Incentive Warrants

On February 17, 2023, the Company issued 17,307 incentive warrants (each a “Incentive Warrant”) to a third-party pursuant to an engagement agreement between the parties, whereby each Incentive Warrant is exercisable for a period of two years at an exercise price of: (i) USD $39.00 for 5,769 Incentive Warrants; (ii) USD $52.00 for 5,769 Incentive Warrants; and (iii) USD $65.00 for 5,769 Incentive Warrants. On initial recognition, the fair value of these Incentive Warrants was estimated at $409,496 using Black-Scholes with the following assumptions: expected volatility of 148% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 4.15%, and an expected life of two years. The fair value of the Incentive Warrants was recorded as consulting fees on the consolidated statements of loss and comprehensive loss.

As at June 30, 2025, the derivative liability related to the Incentive Warrants was measured at a fair value of $nil as the Incentive Warrants expired on February 17, 2025 (2024 - $11,754; 2023 – $401,544).

During the year ended June 30, 2025, the Company recorded a fair value gain of $11,754 (2024 - $389,790; 2023 – $7,952) on the derivative liability related to the Incentive Warrants.

Settlement Warrants

On March 31, 2023, the Company issued 38,462 settlement warrants (each a “Settlement Warrant”) to two additional third-parties pursuant to an agreement for release and settlement of claims advanced against the Company, whereby each Settlement Warrant is exercisable for a period of three years at an exercise price of USD $32.50. On initial recognition, the fair value of these Settlement Warrants was estimated at $979,294 using Black-Scholes with the following assumptions: expected volatility of 140% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 3.51%, and an expected life of three years. The fair value of the Settlement Warrants was recorded as professional fees on the consolidated statements of loss and comprehensive loss.

As at June 30, 2025, the derivative liability related to the Settlement Warrants was measured at a fair value of $31,238 (2024 - $191,860; 2023 – $1,141,677) using Black-Scholes with the following assumptions: share price of USD $3.62, exercise price of USD $32.50, expected volatility of 188.74% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 2.61% and an estimated remaining life of 0.75 years.

During the year ended June 30, 2025, the Company recorded a fair value gain of $160,622 (2024 - $949,817; 2023 – fair value loss of $162,383) on the derivative liability related to the Settlement Warrants.

Agents’ Warrants

On September 21, 2023, the Company issued 6,615 agents’ warrants (each an “Agents’ Warrant”) in connection to the flow-through financing, whereby each Agents’ Warrant is exercisable for a period of five years at an exercise price of USD $34.71. On initial recognition, the fair value of these Agents’ Warrants was estimated at $139,639 using Black-Scholes with the following assumptions: expected volatility of 139% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 4.25%, and an expected life of five years. The fair value of the Agents’ Warrants was recorded as share issuance costs and netted against share capital on the consolidated statements of financial position.

As at June 30, 2025, the derivative liability related to the Agents’ Warrants was measured at a fair value of $17,377 (2024 - $55,179; 2023 - $nil) using Black-Scholes with the following assumptions: share price of USD $3.62, exercise price of USD $34.71, expected volatility of 144.24% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 2.62% and an estimated remaining life of 3.23 years.

During the year ended June 30, 2025, the Company recorded a fair value gain of $37,803 on the derivative liability related to the Agents’ Warrants (2024 - $84,460; 2023 - $nil).

Performance Warrants

On October 2, 2023, the Company issued 23,076 performance warrants (each a “Performance Warrant”) to a third-party pursuant to a marketing services agreement between the parties, whereby each Performance Warrant is exercisable for a period of one year at an exercise price of: (i) USD $26.00 for 7,692 Performance Warrants; (ii) USD $32.50 for 7,692 Performance Warrants; and (iii) USD $39.00 for 7,692 Performance Warrants. On initial recognition, the fair value of these Performance Warrants was estimated at $171,631 using Black-Scholes with the following assumptions: expected volatility of 137% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 4.83%, and an expected life of one year. The fair value of the Performance Warrants was recorded as consulting fees on the consolidated statements of loss and comprehensive loss.

As at June 30, 2025, the derivative liability related to the Performance Warrants was measured at a fair value of $nil as the Performance Warrants expired on October 2, 2024 (2024 - $946; 2023 - $nil)

During the year ended June 30, 2025, the Company recorded a fair value gain of $946 on the derivative liability related to the Performance Warrants (2024 - $170,685; 2023 - $nil).

Octagon Warrants

On April 1, 2025, the Company issued 19,231 performance warrants (each an “Octagon Warrant”) to a third-party pursuant to the marketing agreement between the parties, whereby each Octagon Warrant is exercisable for a period of one year at an exercise price of USD $13.00. On initial recognition, the fair value of these Octagon Warrants was estimated at $129,440 using Black-Scholes with the following assumptions: expected volatility of 238.19%, expected dividend yield of 0%, risk-free interest rate of 2.49%, and an expected life of one year. The fair value of the Octagon Warrants was recorded as consulting fees on the consolidated statements of loss and comprehensive loss.

As at June 30, 2025, the derivative liability related to the Octagon Warrants was measured at a fair value of $56,073 (2024 - $nil; 2023 - $nil) using Black-Scholes with the following assumptions: share price of USD $3.62, exercise price of USD $13.00, expected volatility of 263.09%, expected dividend yield of 0%, risk-free interest rate of 2.61% and an estimated remaining life of 0.81 years.

During the year ended June 30, 2025, the Company recorded a fair value gain of $73,367 on the derivative liability related to the Octagon Warrants (2024 - $nil; 2023 - $nil).

2024 Settlement Warrants

On February 8, 2024, the Company issued 153,846 2024 Settlement Warrants pursuant to the Muskrat Dam Option Agreement, whereby each 2024 Settlement Warrant is exercisable for a period of five years at an exercise price of USD $19.50. On initial recognition, the fair value of these 2024 Settlement Warrants was estimated at $2,022,244 using Black-Scholes with the following assumptions: expected volatility of 138% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 3.66%, and an expected life of five years. The fair value of the 2024 Settlement Warrants was recorded as exploration and evaluation assets on the consolidated statements of financial position.

On June 28, 2024, the Muskrat Dam Option Agreement was terminated resulting in the cancellation of the 2024 Settlement Warrants. On June 28, 2024, the derivative liability was measured at a fair value of $1,568,557 using Black-Scholes with the following assumptions: share price of USD $9.23, exercise price of USD $19.50, expected volatility of 135% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 3.52% and an estimated remaining life of 4.61 years. The balance was written off against the loss on termination of the Muskrat Dam Option Agreement in the consolidated statements of loss and comprehensive.

During the year ended June 30, 2024, the Company recorded a fair value gain of $453,687 on the derivative liability related to the 2024 Settlement Warrant.